Basis of presentation and statement of compliance	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Basis of presentation and statement of compliance
2. Basis of presentation and statement of compliance
a) Basis of Presentation
The annual consolidated financial statements include the accounts of Obsidian Energy and our wholly owned subsidiaries. Prior to November 24, 2021, the consolidated financial statements include our proportionate interest in certain partnerships (we acquired the remaining 45 percent interest to own

100

percent of PROP on November 24, 2021). Results from acquired properties are included in Obsidian Energy’s reported results subsequent to the closing date and results from properties sold are included until the closing date.
All intercompany balances, transactions, income and expenses are eliminated on consolidation.
Certain comparative figures have been reclassified to correspond with current period presentation.
b) Statement of Compliance
These annual consolidated financial statements are prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.
The annual consolidated financial statements have been prepared on a historical cost basis, except risk management assets and liabilities which are recorded at fair value as discussed in Note
8
.
These annual consolidated financial statements of the Company for the year ended December 31, 2022 were approved for issuance by the Board of Directors on February 2
2
, 2023.